Expense Example - FidelityValueDiscoveryFund-KPRO - FidelityValueDiscoveryFund-KPRO - Fidelity Value Discovery Fund - Fidelity Value Discovery Fund - Class K	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930